As filed with the Securities and Exchange Commission on
January 20, 2016

Registration No. 811-03386
2-75863
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 41	/ X /
and	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 42	/ X /
(Check appropriate box or boxes)	----

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PUTNAM GLOBAL HEALTH CARE FUND
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on December 31, 2015 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a) (1)
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/ /	on (date) pursuant to paragraph (a) (1)
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/ /	75 days after filing pursuant to paragraph (a) (2)
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/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM GLOBAL HEALTH CARE FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 20 th day of January, 2016.

PUTNAM GLOBAL HEALTH CARE FUND

By: /s/ Jonathan S. Horwitz, Executive Vice
President, Principal Executive Officer and
Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Assistant Treasurer and Principal
Accounting Officer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

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Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
January 20, 2016

*Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 34 to the Registrant’s
Registration Statement on December 28, 2012.

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